Note 18 - Derivatives - Effect of Derivative Instruments (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Interest rate swaps, effective portion	$ (4,234)	$ 6,646
Reclassification to Interest and finance costs, effective portion	(1,502)	1,000
Reclassification to Interest and finance costs, ineffective portion	0	0
Unrealized gain / (loss) on cash flow hedges, net (Notes 18 and 20)	(5,736)	7,646
Total, ineffective portion	0	0
Interest Rate Swap [Member]
Interest rate swaps, effective portion	(4,234)	6,646
Interest rate swaps, ineffective portion	$ 0